INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The provision (benefit) for income taxes consist of the following (in thousands):
	Years Ended December 31,
	2021	2020
Current:
Federal	$2,539	3,101
State	307	216
Foreign	26	248
Total Current	2,872	3,565
Deferred
Federal	12,848	69
State	3,591	(549)
Total Deferred	16,439	(480)
Provision for income taxes	$19,311	$3,085

Schedule of Effective Income Tax Rate Reconciliation
The provision for income taxes shown above varies from the statutory federal income tax rate for those periods as follows (in thousands):
	Years Ended December 31,
	2021	2020
Tax provision (benefit) from federal statutory rate	$5,356	$(2,190)
Tax on income not subject to entity level federal income tax	1,074	1,897
State income taxes, net of federal tax effect	(817)	(280)
Warrant liability fair value change	(3,804)	1,856
Permanent adjustments - Tax Receivable Agreement	(3,211)	—
Other permanent adjustments	(36)	434
True-ups and other	(919)	(465)
Foreign tax credit	63	(63)
Undistributed earnings	529	823
Canadian tax expense	26	261
Valuation allowance	21,240	812
Tax credits	(190)	—
Tax provision	$19,311	$3,085

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are composed of the following (in thousands):
	Years Ended December 31,
	2021	2020
Deferred tax assets:
Investment in DMS Holdings LLC	$29,066	$30,017
Reserve accruals	418	140
Charitable contributions	11	9
Interest carryforward	2,562	1,158
Tax credit carryforwards	190	63
Property and equipment	42	—
Net operating loss	1,808	150
Total gross deferred tax assets	34,097	31,537
Less: Valuation allowance	(32,970)	(11,626)
Total deferred tax assets, net	$1,127	$19,911
Deferred tax liabilities:
Intangibles	(4,561)	(6,971)
Property and equipment	—	(193)
Undistributed earnings	(1,352)	(823)
Total deferred tax liabilities	(5,913)	(7,987)
Net deferred tax (liability) asset	$ (4,786)	$11,924